Convertible Preferred Shares (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 04, 2022	Mar. 06, 2022	Oct. 13, 2020	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Shares [Line Items]
Investment amount
Exercised installments	$ 13,587			$ 1,000
Conversion of Stock, Shares Issued	338,459
Series A Preferred Stock [Member]
Convertible Preferred Shares [Line Items]
Share issued		10,256	51,282		10,256
Investment amount		$ 195
Proceeds after deduction							$ 9,965
Option to demand Amount					$ 5,000
Investment agreement description					(i) up to $2,000 will be exercisable through March 31, 2022; and (ii) up to $2,286 will be exercisable through June 30, 2022. The aforesaid option shall expire on the closing of the Company’s IPO if such shall occur prior to June 30, 2022
Exercised installments		$ 2,000
Issuance of preferred A shares	61,538
Knorr-Bremse [Member] | Series A Preferred Stock [Member]
Convertible Preferred Shares [Line Items]
Investment amount			$ 10,000